Organization and principal activities - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 10, 2020	Apr. 03, 2020	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2021	Nov. 16, 2020
Organization and principal activities [Line Items]
Cash paid for acquisition				$ 343,100
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiaries					$ 1,088,061
YY Live | Held for sale
Organization and principal activities [Line Items]
Total consideration related to disposal of YY Live						$ 3,600,000
Disposal Group, Including Discontinued Operation, Consideration Subject to Conditions						$ 300,000
BIGOINC
Organization and principal activities [Line Items]
Cash paid for acquisition			$ 343,100
BIGOINC | Bigo [Member] | Class A common shares
Organization and principal activities [Line Items]
Number of shares issued for acquisition			305,127,046
BIGOINC | Bigo [Member] | Class B common shares
Organization and principal activities [Line Items]
Number of shares issued for acquisition			38,326,579
Guangzhou Huya IT [Member] | Exclusive Business Cooperation Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement					30 days
Term of agreement					10 years
Term of agreement extension					10 years
Guangzhou Huya IT [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement					30 days
Term of agreement					10 years
Term of agreement extension					10 years
Guangzhou Huya IT [Member] | Power of Attorney [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement					30 days
Term of agreement					10 years
Term of agreement extension					1 year
Guangzhou Huaduo | Exclusive Technology Support and Technology Services Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement					30 days
Guangzhou Huaduo | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Term of agreement					10 years
Huya Inc | Linen Investment Limited
Organization and principal activities [Line Items]
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	17.50%	31.20%
Discontinued Operation Equity Method Investment Retained After Disposal Voting Power After Disposal	24.10%	43.00%
Huya Inc | Class B common shares | Linen Investment Limited
Organization and principal activities [Line Items]
Discontinued Operation Equity Method Investment Sold	30,000,000	16,523,819
Total consideration related to disposal of YY Live	$ 810,000	$ 262,600
Discontinued Operation Equity Method Investment Retained After Disposal Share After Disposal	38,374,463	68,374,463